Debt - Narrative (Detail)			6 Months Ended
	Mar. 04, 2016 USD ($)	Feb. 18, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016	Mar. 03, 2016 USD ($)	Dec. 31, 2015 USD ($)
Price percentage on notes that are required to be offered for repurchase		101.00%	101.00%
Senior notes default redemption minimum principal as percentage of principal outstanding (at least)		25.00%	25.00%
Debt outstanding			$ 1,410,300,000			$ 2,700,000
Consolidated total leverage ratio			5.52
Consolidated total leverage ratio covenant			6.25	6.25
Consolidated interest coverage ratio			3.25
Consolidated interest coverage ratio covenant			2.00	2.00
Senior Notes and 2016 Credit Agreement
Face amount of debt	$ 975,000,000				$ 975,000,000
Senior Notes due 2024
Face amount of debt		$ 425,000,000
Interest rate, stated percentage (as a percent)		9.50%
Debt outstanding			$ 425,000,000			0
Other
Debt outstanding			$ 3,300,000			$ 2,700,000
Weighted average interest rate (as a percent)			4.39%
LIBOR | 2016 Credit Agreement
Spreads for LIBOR and prime borrowings	4.75%		4.75%
Debt instrument basis spread on variable rate, floor	1.00%		1.00%
Alternate base rate | 2016 Credit Agreement
Debt instrument basis spread on variable rate, fixed discount to LIBOR rate			1.00%
Minimum | LIBOR | 2016 Credit Agreement
Spreads for LIBOR and prime borrowings	1.50%		1.50%
Maximum | LIBOR | 2016 Credit Agreement
Spreads for LIBOR and prime borrowings	2.75%		2.75%
Senior Notes | Senior Notes due 2024
Face amount of debt			$ 425,000,000
Interest rate, stated percentage (as a percent)			9.50%
Debt instrument, redemption price (as a percent)			100.00%
Revolving credit facility | 2016 Credit Agreement
Line of credit facility	$ 225,000,000
Revolving credit facility | Line of Credit | 2016 Credit Agreement
Line of credit facility					225,000,000
Weighted average interest rate (as a percent)			3.47%
Senior credit facility, amount outstanding			$ 32,000,000
Highest daily borrowings			49,000,000
Average borrowings			$ 31,800,000
Revolving credit facility | Line of Credit | LIBOR | 2016 Credit Agreement
Spreads for LIBOR and prime borrowings			2.75%
Revolving credit facility | Line of Credit | Prime Rate | 2016 Credit Agreement
Spreads for LIBOR and prime borrowings			1.75%
Letter of Credit | 2016 Credit Agreement
Line of credit facility	20,000,000
Letter of Credit | Line of Credit | 2016 Credit Agreement
Line of credit facility					20,000,000
Swingline Loan | 2016 Credit Agreement
Line of credit facility	$ 40,000,000
Swingline Loan | Line of Credit | 2016 Credit Agreement
Line of credit facility					$ 40,000,000